Note Payable and Unsecured Senior Notes Payable	12 Months Ended
Dec. 31, 2012
Note Payable and Unsecured Senior Notes Payable

Note 8. Note Payable and Unsecured Senior Notes Payable

Notes payable consists of the following:

	December 31
	2012	2011
Senior note payable (a)	$—	$259,355
Junior note payable (a)	—	210,421
Unsecured senior notes payable (b)	590,845	—

	$590,845	$469,776

(a)	On March 31, 2011, in connection with the Transactions, the Company entered into two unsecured promissory notes payable to Brookfield Office Properties, a C$265.0 million (US$273.0 million) senior note and a C$215.0 million (US$221.5 million) junior subordinated note.

The senior note had a fixed rate of interest of 6.50% and a term to December 31, 2015 with original principal payments of C$50.0 million due on each of the last business days of 2012, 2013 and 2014, respectively, and the balance of C$115.0 million to be paid on December 31, 2015. On November 2, 2011, Brookfield Office Properties and the Company agreed to amend the terms of the C$265.0 million of senior note transaction debt such that the scheduled principal payments of C$50.0 million during each of the next three years would be due along with the final payment of C$115.0 million on December 31, 2015. These extended payments had a fixed interest rate from the date of the amendment of 7.50%.

The C$215.0 million junior subordinated note had a fixed interest rate of interest of 8.50% and was payable in full on December 31, 2020.

The covenants with respect to both of these notes payable were that the Company maintain total equity of $750.0 million and a consolidated net debt to book capitalization ratio of no greater than 65%. As of December 31, 2012, these borrowings have been repaid in full.

(b)	On December 14, 2012, Brookfield Residential issued a private placement of $600.0 million of unsecured senior notes. The notes have an eight-year term, are due December 15, 2020, and bear a fixed interest rate of 6.50%. The net proceeds of approximately $589.0 million, after transaction costs, were used to pay off the senior and junior notes payable, amounts due to affiliates, a portion of the Company’s project specific financing and bank indebtedness with the remainder available for general corporate purposes. The notes require semi-annual interest payments on June 15 and December 15 of each year until maturity. Obligations to pay principal and interest on the unsecured senior notes are guaranteed by certain of the Company’s wholly-owned subsidiaries, each of which is directly or indirectly 100% owned by Brookfield Residential Properties Inc. A breakdown of the unsecured senior notes payable balance is outlined below:

	December 31
	2012	2011
Unsecured senior notes payable principal	$600,000	$—
Transaction costs	(10,996)	—
Accrued interest	1,841	—

	$590,845	$—

The notes include covenants that, among others, place limitations on incurring additional indebtedness and restricted payments. Under the limitation on additional indebtedness, Brookfield Residential is permitted to incur specified categories of indebtedness but is prohibited from incurring further indebtedness if it does not satisfy either an indebtedness to consolidated net tangible worth ratio condition or a fixed coverage ratio. The Company was in compliance with these financial incurrence covenants for the year ended December 31, 2012.

The transaction costs are incremental costs directly related to the issuance of the unsecured senior notes and the Company classified these costs with the related debt. These costs of $11.0 million are amortized using the effective interest rate method over the life of the related debt instrument.

The unsecured senior notes include an optional redemption under which at any time prior to December 15, 2015, Brookfield Residential is entitled to redeem up to 35% of the aggregate principal amount at a redemption price of 106.50%, plus accrued interest, using the net cash proceeds of one or more equity offerings.

At any time prior to December 15, 2015, the Company may also redeem all of the notes at a redemption price equal to 100.00% of the aggregate principal amount of the notes to be redeemed (plus accrued unpaid interest to the date of redemption) in certain circumstances in which Brookfield Residential would become obligated to pay additional amounts under the notes.

On or after December 15, 2015, the Company is entitled to redeem all or parts of the notes at the redemption prices (as expressed as percentages of principal amount) set forth in the table below, plus any accrued and unpaid interest on the notes redeemed:

Unsecured Notes
Redemption Price
2015	104.88%
2016	103.25%
2017	101.63%
2018 and thereafter	100.00%

Certain derivative instruments, including redemption call options, have been identified as embedded in the 2012 unsecured notes payable, but as they are considered clearly and closely related to the 2012 unsecured notes payable, the derivatives are not accounted for separately.